Basis of Presentation and Nature of Business	12 Months Ended
Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Presentation and Nature of Business
1. Basis of Presentation and Nature of Business
Alight is defining the future of employee wellbeing through the power of our integrated health, wealth, wellbeing and payroll solutions powered by Alight Worklife
®
. Alight Worklife
®
is a high-tech employee engagement platform with a human touch – that brings together our mission-critical wellbeing solutions to our clients to drive better outcomes for organizations and individuals.
On July 2, 2021 (the “Closing Date”), Alight Holding Company, LLC (the “Predecessor”) completed a business combination (the “Business Combination”) with a special purpose acquisition company. On the Closing Date, pursuant to the Business Combination Agreement, the special purpose acquisition company became a wholly owned subsidiary of Alight, Inc. (“Alight”, “the Company”, “we” “us” “our” or the “Successor”). As a result of the Business Combination, and by virtue of such series of mergers and related transactions, the combined company is now organized in an
“Up-C”
structure, in which substantially all of the assets and business of Alight are held by the Predecessor, of which Alight is the managing member. Immediately following and as a result of the Business Combination, Alight owned approximately 85% of the economic interest in the Predecessor, had 100% of the voting power and controlled the management of the Predecessor. The non-voting
ownership percentage held by noncontrolling interest was approximately 15%. As of December 31, 2022 Alight owned 88% of the economic interest in the Predecessor, had 100% of the voting power and controlled the management of the Predecessor and the non-voting
ownership percentage held by noncontrolling interest was approximately 12%.
Basis of Presentation
As a result of the prior year Business Combination, for accounting purposes, the Company is the acquirer and Alight Holdings is the acquiree and accounting predecessor. While the Closing Date was July 2, 2021, we determined the impact of one day would be immaterial to the results of operations. As such, we utilized July 1, 2021 as the date of the Business Combination for accounting purposes. Therefore, the financial statement presentation includes the financial statements of Alight Holdings as Predecessor for the periods prior to July 1, 2021 and the Company as Successor for the periods including and after July 1, 2021, including the consolidation of Alight Holdings.
Nature of Business
We are a leading cloud-based provider of integrated digital human capital and business solutions. We have an unwavering belief that a company’s success starts with its people, and our solutions connect human insights with technology. The Alight Worklife
®
employee engagement platform provides a seamless customer experience by combining content, plus artificial intelligence (“AI”) and data analytics to enable Alight’s business process as a service (“BPaaS”) model. Our mission-critical solutions enable employees to enrich their health, wealth and wellbeing which helps global organizations achieve a high-performance culture. Our solutions include:

•
Employer Solutions:
driven by our digital, software and
AI-led
capabilities powered by the Alight Worklife
®
platform and spanning total employee wellbeing and engagement, including integrated benefits administration, healthcare navigation, financial health, employee wellbeing and payroll. These solutions are designed to support employers in effectively managing their workforce through a seamless, integrated platform. We leverage data across all interactions and activities to improve the employee experience, reduce operational costs and better inform management processes and decision-making. In addition, employees benefit from an integrated platform and user experience, coupled with a full-service client care center, helping them manage the full life cycle of their health, wealth and careers.

•
Professional Services:
includes our project-based cloud deployment and consulting offerings that provide expertise with both human capital and financial platforms. Specifically, this includes cloud advisory and deployment, and optimization services for cloud platforms such as Workday, SAP SuccessFactors, Oracle, and Cornerstone OnDemand.